Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2021
Basic and Diluted Loss Per Share
Basic and Diluted Loss Per Share

Note 11. Basic and Diluted Loss Per Share

Basic loss per share is calculated by dividing the net loss attributable for the year to shareholders of Evaxion Biotech A/S by the weighted average number of ordinary shares outstanding during the year. As net losses from continuing operations were recorded in the years 2021, 2020 and 2019, the dilutive potential shares are anti-dilutive for the earnings per share calculation.

	Year Ended December 31,
	2021	2020	2019

	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion Biotech A/S	$(24,532)	$(15,018)	$(11,195)
Weighted-average number of ordinary shares outstanding	19,493,143	15,434,758	13,892,314
Loss per share before and after dilution	$(1.26)	$(0.97)	$(0.81)

The following potential shares are anti-dilutive and are therefore excluded from the weighted average number of shares for the purpose of diluted loss per share:

	December 31,
	2021	2020	2019
Warrants	2,732,618	2,228,076	2,059,128